Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2005 Fund	May 30, 2024
Fidelity Freedom Index 2005 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	4.89%
Annual Return 2017	8.94%
Annual Return 2018	(1.53%)
Annual Return 2019	12.37%
Annual Return 2020	9.19%
Annual Return 2021	3.55%
Annual Return 2022	(11.55%)
Annual Return 2023	8.56%
Fidelity Freedom Index 2005 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020